Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxes	₨ 139,007	$ 1,901	₨ 122,512	₨ 115,415
Enacted income tax rate in India	34.94%	34.94%	34.94%	34.94%
Computed expected tax expense	₨ 48,569		₨ 42,806	₨ 40,326
Income exempt from tax	(12,697)		(12,930)	(18,469)
Basis differences that will reverse during a tax holiday period	(2,268)		480	(796)
Income taxed at higher/ (lower) rates	(2,381)		(3,122)	(1,002)
Taxes related to income of prior years	(3,861)		(116)	(2,267)
Changes in unrecognized deferred tax assets	1,096		(3,898)	3,972
Expenses disallowed for tax purpose	1,879		1,785	3,503
Others, net	8		(206)	(25)
Income tax expense	₨ 30,345	$ 415	₨ 24,799	₨ 25,242
Effective income tax rate	21.83%	21.83%	20.24%	21.87%